TIMOTHY PLAN CONSERVATIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 47.4%
	EQUITY - 47.4%
91,000	Timothy Plan High Dividend Stock ETF(a)	$3,439,800
112,144	Timothy Plan International ETF(a)	3,621,567
75,300	Timothy Plan Market Neutral ETF(a)	1,810,400
91,000	Timothy Plan US Large/Mid Cap Core ETF(a)	4,085,801
99,105	Timothy Plan US Small Cap Core ETF(a)	3,833,381
		16,790,949

	TOTAL EXCHANGE-TRADED FUNDS (Cost $14,755,985)	16,790,949

	OPEN END FUNDS — 51.0%
	EQUITY - 11.7%
281,982	Timothy Plan International Fund, Class A(a)	4,131,035

	FIXED INCOME - 39.3%
1,274,994	Timothy Plan Fixed Income Fund, Class A(a)	11,615,195
251,416	Timothy Plan High Yield Bond Fund, Class A(a)	2,275,312
		13,890,507

	TOTAL OPEN END FUNDS (Cost $18,692,008)	18,021,542

	SHORT-TERM INVESTMENT — 1.7%
	MONEY MARKET FUND - 1.7%
617,054	Fidelity Investments Money Market Government Portfolio, Class I, 4.18%(b) (Cost $617,054)	617,054

	TOTAL INVESTMENTS - 100.1% (Cost $34,065,047)	$35,429,545
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(29,990)
	NET ASSETS - 100.0%	$35,399,555

ETF	- Exchange-Traded Fund

(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2025.

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 41.2%
	CHEMICALS - 1.4%
940	Albemarle Corporation	$58,910
2,049	CF Industries Holdings, Inc.	188,508
1,853	FMC Corporation	77,363
6,014	ICL Group Ltd.	41,376
7,069	K+S A.G.	129,557
5,479	Mosaic Company (The)	199,874
3,731	Nutrien Ltd.	217,293
3,601	OCI N.V.	32,532
3,097	Sociedad Quimica y Minera de Chile S.A. - ADR(a)	109,231
1,773	Yara International ASA	65,443
		1,120,087
	DATA CENTER REIT - 1.2%
5,000	Digital Realty Trust, Inc.	871,650

	ELECTRIC UTILITIES - 0.1%
3,200	Northland Power, Inc.	50,204

	ENGINEERING & CONSTRUCTION - 0.0%(b)
799	Technip Energies N.V.	33,635

	FOOD - 1.4%
2,563	Adecoagro S.A.	23,426
4,499	BRF S.A. - ADR	16,421
853	Cal-Maine Foods, Inc.	84,984
3,587	Darling Ingredients, Inc.(a)	136,091
1,353	Dole plc	18,928
564	Fresh Del Monte Produce, Inc.	18,285
2,408	Hormel Foods Corporation	72,842
1,385	Ingredion, Inc.	187,834
5,900	MEIJI Holdings Company Ltd.	130,551
2,600	Morinaga Milk Industry Company Ltd.	58,434
5,082	Mowi ASA	98,127
1,400	NH Foods Ltd.	48,523
4,300	Nisshin Seifun Group, Inc.	51,425

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 41.2% (Continued)
	FOOD - 1.4% (Continued)
4,700	Nissui Corporation	$28,576
2,546	Pilgrim’s Pride Corporation	114,519
841	Salmar ASA	36,449
		1,125,415
	FORESTRY, PAPER & WOOD PRODUCTS - 0.1%
5,700	Sumitomo Forestry Company Ltd.	57,720

	GAS & WATER UTILITIES - 0.6%
403	American States Water Company	30,894
559	American Water Works Company, Inc.	77,762
910	California Water Service Group	41,387
4,258	Cia de Saneamento Basico do Estado de Sao Paulo - ADR	93,548
1,577	Essential Utilities, Inc.	58,570
1,154	Severn Trent plc	43,305
264	SJW Group	13,720
4,078	United Utilities Group plc	63,894
3,246	Veolia Environnement S.A.	115,656
		538,736
	HEALTH CARE FACILITIES & SERVICES - 0.4%
48,754	Brookdale Senior Living, Inc.(a)	339,328

	HEALTH CARE REIT - 1.7%
17,200	American Healthcare REIT, Inc.	631,928
46,000	Healthcare Realty Trust, Inc.	729,560
		1,361,488
	INDUSTRIAL REIT - 1.5%
11,100	Lineage, Inc.	483,072
20,000	Rexford Industrial Realty, Inc.	711,400
		1,194,472
	MACHINERY - 1.1%
748	AGCO Corporation	77,164
7,354	CNH Industrial N.V.	95,308
758	Deere & Company	385,435
11,900	Kubota Corporation	134,012

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 41.2% (Continued)
	MACHINERY - 1.1% (Continued)
1,700	Kurita Water Industries Ltd.	$67,254
400	Organo Corporation	24,995
840	Weir Group plc (The)	28,709
		812,877
	METALS & MINING - 6.0%
1,434	Agnico Eagle Mines Ltd.	170,803
413	Agnico Eagle Mines Ltd.	49,118
959	Alamos Gold, Inc., Class A	25,471
471	Alcoa Corporation	13,899
1,884	Anglo American plc	55,597
637	Anglogold Ashanti plc	29,028
1,391	Antofagasta plc	34,548
513	Aurubis A.G.	53,354
7,268	Barrick Mining Corporation	151,320
9,240	BHP Group Ltd. - ADR	444,352
2,095	Cameco Corporation	155,512
17,200	Capstone Copper Corporation(a)	105,566
8,700	Centerra Gold, Inc.	62,658
3,247	Cia de Minas Buenaventura S.A.A. - ADR	53,316
964	Cleveland-Cliffs, Inc.(a)	7,326
400	Dowa Holdings Company Ltd.	12,975
10,864	Eldorado Gold Corporation(a)	220,974
2,100	Endeavour Mining plc	64,737
600	First Quantum Minerals Ltd.(a)	10,656
26	Franco-Nevada Corporation	4,262
7,772	Freeport-McMoRan, Inc.	336,916
1,058	Gold Fields Ltd. - ADR	25,043
627	Harmony Gold Mining Company Ltd. - ADR	8,759
13,716	Hecla Mining Company	82,159
16,300	Hudbay Minerals, Inc.	172,919
11,131	IAMGOLD Corporation(a)	81,813
8,400	Ivanhoe Mines Ltd.(a)	63,087
6,715	Kinross Gold Corporation	104,955
800	Labrador Iron Ore Royalty Corporation	16,668

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 41.2% (Continued)
	METALS & MINING - 6.0% (Continued)
13,200	Lundin Mining Corporation	$138,773
2,500	Mitsubishi Materials Corporation	39,584
2,026	MP Materials Corporation(a)	67,405
4,359	Newmont Corporation	253,955
7,557	NexGen Energy Ltd.(a)	52,446
2,661	Norsk Hydro ASA	15,192
1,459	OR Royalties, Inc.	37,511
3,259	Pan American Silver Corporation	92,556
5,837	Rio Tinto plc - ADR	340,472
307	Royal Gold, Inc.	54,597
6,049	Sandstorm Gold Ltd.	56,861
1,830	Southern Copper Corporation	185,135
4,900	Sumitomo Metal Mining Company Ltd.	121,114
1,143	Teck Resources Ltd., Class B	46,211
4,336	Teck Resources Ltd., Class B	175,088
22,903	Vale S.A. - ADR	222,388
219	Valterra Platinum Limited(a)	9,619
963	Warrior Met Coal, Inc.	44,134
1,473	Wheaton Precious Metals Corporation	132,275
		4,703,107
	OFFICE REIT - 1.7%
4,900	Alexandria Real Estate Equities, Inc.	355,887
5,700	BXP, Inc.	384,579
17,500	Highwoods Properties, Inc.	544,075
		1,284,541
	OIL & GAS PRODUCERS - 5.5%
7,597	Aker BP ASA	194,328
247	APA Corporation	4,518
6,300	ARC Resources Ltd.	132,789
74,500	Baytex Energy Corporation	133,455
1,128	Black Stone Minerals, L.P.	14,754
6,274	Canadian Natural Resources Ltd.	197,003
14,000	Cenovus Energy, Inc.	190,455
969	Chord Energy Corporation	93,848

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 41.2% (Continued)
	OIL & GAS PRODUCERS - 5.5% (Continued)
3,830	Civitas Resources, Inc.	$105,402
2,443	CNX Resources Corporation(a)	82,280
3,943	ConocoPhillips	353,844
4,962	Coterra Energy, Inc.	125,936
5,594	Devon Energy Corporation	177,945
771	Diamondback Energy, Inc.	105,935
1,525	Eni SpA - ADR	49,441
2,294	EOG Resources, Inc.	274,384
1,232	EQT Corporation	71,850
6,311	Equinor ASA - ADR	158,658
170	Hess Corporation	23,552
900	Imperial Oil Ltd.	71,479
11,800	Inpex Corporation	165,903
1,920	Magnolia Oil & Gas Corporation, Class A	43,162
3,376	Matador Resources Company	161,103
2,000	MEG Energy Corporation	37,780
5,150	Murphy Oil Corporation	115,875
255	Ovintiv, Inc.	9,703
8,071	Permian Resources Corporation	109,927
12,064	Petroleo Brasileiro S.A. - ADR	150,921
1,300	Peyto Exploration & Development Corporation	18,563
2,000	PrairieSky Royalty Ltd.	34,681
546	Range Resources Corporation	22,206
4,459	SM Energy Company	110,182
5,800	Suncor Energy, Inc.	217,205
3,050	TotalEnergies S.E.	187,167
2,700	Tourmaline Oil Corporation	130,232
6,248	Var Energi ASA 144A(c)	20,092
97	Viper Energy, Inc.	3,699
13,500	Whitecap Resources, Inc.	90,687
2,942	Woodside Energy Group Ltd. - ADR	45,395
		4,236,339
	OIL & GAS SERVICES & EQUIPMENT - 1.3%
2,584	Archrock, Inc.	64,161

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 41.2% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 1.3% (Continued)
3,881	Baker Hughes Company	$148,797
2,140	ChampionX Corporation	53,158
2,945	Fugro N.V.	41,383
6,107	Halliburton Company	124,461
5,583	Helmerich & Payne, Inc.	84,638
9,893	Liberty Energy, Inc., Class A	113,572
969	Noble Corp plc	25,727
2,196	NOV, Inc.	27,296
863	Oceaneering International, Inc.(a)	17,881
15,254	Patterson-UTI Energy, Inc.	90,456
4,301	Schlumberger Ltd.	145,374
1,900	Secure Waste Infrastructure Corporation	21,719
2,024	Tidewater, Inc.(a)	93,367
4,187	Transocean Ltd.(a)	10,844
		1,062,834
	REAL ESTATE INVESTMENT TRUSTS - 13.5%
20,000	American Homes 4 Rent, Class A	721,400
4,500	American Tower Corporation, Class A	994,590
3,900	AvalonBay Communities, Inc.	793,650
7,700	Camden Property Trust	867,713
1,620	Equinix, Inc.	1,288,661
15,000	InvenTrust Properties Corporation	411,000
378	PotlatchDeltic Corporation	14,504
10,500	Prologis, Inc.	1,103,760
2,000	Public Storage	586,840
1,695	Rayonier, Inc.	37,595
3,000	SBA Communications Corporation, Class A	704,520
18,000	Sila Realty Trust, Inc.	426,060
10,000	Smartstop Self Storage REIT, Inc.	362,300
5,350	Sun Communities, Inc.	676,722
16,000	Ventas, Inc.	1,010,400
4,100	Welltower, Inc.	630,293
1,049	Weyerhaeuser Company	26,949
		10,656,957

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 41.2% (Continued)
	RENEWABLE ENERGY - 0.0%(b)
223	First Solar, Inc.(a)	$36,915

	RESIDENTIAL REIT - 0.8%
20,000	Invitation Homes, Inc.	656,000

	RETAIL REIT - 1.5%
25,000	Brixmor Property Group, Inc.	651,000
10,000	NNN REIT, Inc.	431,800
13,000	Whitestone REIT	162,240
		1,245,040
	SELF-STORAGE REIT - 0.4%
2,300	Extra Space Storage, Inc.	339,112

	SEMICONDUCTORS - 0.1%
7,600	SUMCO Corporation	59,890

	STEEL - 0.7%
2,219	ArcelorMittal S.A. - ADR	70,076
1,091	ATI, Inc.(a)	94,196
22,644	Gerdau S.A. - ADR	66,120
3,200	JFE Holdings, Inc.	37,259
3,000	Nippon Steel Corporation	56,926
361	Nucor Corporation	46,764
1,078	POSCO Holdings, Inc. - ADR	52,272
59	Steel Dynamics, Inc.	7,553
1,095	Ternium S.A. - ADR	32,960
6,390	thyssenkrupp A.G.	68,657
		532,783
	WHOLESALE - CONSUMER STAPLES - 0.2%
2,104	Bunge Global S.A.	168,909

	TOTAL COMMON STOCKS (Cost $30,927,882)	32,488,039

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 15.0%
	EQUITY - 15.0%
490,800	Timothy Plan Market Neutral ETF(d)			$11,800,059

	TOTAL EXCHANGE-TRADED FUNDS (Cost $12,188,308)			11,800,059

	PRECIOUS METALS - PHYSICAL HOLDING — 25.7%
	PRECIOUS METAL - 25.7%
6,143	GOLD BARS - XAU BGN CURRENCY(a)			20,303,969

	TOTAL PRECIOUS METALS - PHYSICAL HOLDING (Cost $7,240,876)			20,303,969

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 13.2%
	U.S. TREASURY INFLATION PROTECTED — 13.2%
1,111,200	United States Treasury Inflation Indexed Bonds	2.0000	01/15/26	1,799,230
1,270,000	United States Treasury Inflation Indexed Bonds	2.3750	01/15/27	2,054,137
1,420,000	United States Treasury Inflation Indexed Bonds	0.5000	01/15/28	1,812,681
575,000	United States Treasury Inflation Indexed Bonds	1.7500	01/15/28	891,862
1,075,000	United States Treasury Inflation Indexed Bonds	0.8750	01/15/29	1,344,842
925,000	United States Treasury Inflation Indexed Bonds	2.5000	01/15/29	1,438,362
205,400	United States Treasury Inflation Indexed Bonds	0.1250	01/15/31	234,635
1,175,000	United States Treasury Inflation Indexed Bonds	0.1250	02/15/51	793,855
				10,369,604
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $11,345,296)			10,369,604

Shares
	SHORT-TERM INVESTMENT — 4.8%
	MONEY MARKET FUND - 4.8%
3,764,656	Fidelity Investments Money Market Government Portfolio, Class I, 4.18%(e) (Cost $3,764,656)			3,764,656

	TOTAL INVESTMENTS - 99.9% (Cost $65,467,018)			$78,726,327
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%			104,878
	NET ASSETS - 100.0%			$78,831,205

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

ADR	- American Depositary Receipt

AG	- Aktiengesellschaft

ASA	- Allmennaksjeselskap

ETF	- Exchange-Traded Fund

LP	- Limited Partnership

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

SA	- Société Anonyme

SAA	- Sociedad Anónima Abierta

SE	- Societas Europaea

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025, the total market value of 144A securities is $20,092 or 0.0% of net assets.

(d)	Investment in affiliate.

(e)	Rate disclosed is the seven day effective yield as of June 30, 2025.

TIMOTHY PLAN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 4.6%
	CLO — 1.5%
1,665,000	Kubota Credit Owner Trust 2025-2 Series 2A A3(a)	4.4200	09/17/29	$1,674,379

	OTHER ABS — 3.1%
1,115,000	CNH Equipment Trust 2025-A Series A A3	4.3600	08/15/30	1,123,808
2,320,000	John Deere Owner Trust 2025 Series A A3	4.2300	09/17/29	2,327,886
				3,451,694
	TOTAL ASSET BACKED SECURITIES (Cost $5,099,746)			5,126,073

	CORPORATE BONDS — 27.9%
	CHEMICALS — 2.1%
1,570,000	Nutrien Ltd.	4.0000	12/15/26	1,560,944
805,000	Nutrien Ltd.	2.9500	05/13/30	748,937
				2,309,881
	COMMERCIAL SUPPORT SERVICES — 0.8%
450,000	Republic Services, Inc.	5.0000	04/01/34	456,913
450,000	Waste Management, Inc.	4.6250	02/15/33	450,970
				907,883
	ELECTRIC UTILITIES — 3.2%
2,205,000	American Electric Power Company, Inc.	3.2000	11/13/27	2,151,522
1,000,000	Electricite de France S.A.(a)	5.7000	05/23/28	1,030,293
405,000	National Rural Utilities Cooperative Finance Corporation	5.0500	09/15/28	414,454
				3,596,269
	GAS & WATER UTILITIES — 1.9%
2,185,000	NiSource, Inc.	3.4900	05/15/27	2,152,005

	INSTITUTIONAL FINANCIAL SERVICES — 0.9%
1,000,000	Cboe Global Markets, Inc.	3.6500	01/12/27	992,252

	MACHINERY — 1.6%
900,000	Caterpillar Financial Services Corporation	4.3500	05/15/26	900,629
900,000	John Deere Capital Corporation	3.9000	06/07/32	867,388
				1,768,017

TIMOTHY PLAN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 27.9% (Continued)
	METALS & MINING — 3.5%
925,000	BHP Billiton Finance USA Ltd.	5.1250	02/21/32	$947,826
1,430,000	BHP Billiton Finance USA Ltd.	5.2500	09/08/33	1,465,007
930,000	Rio Tinto Finance USA plc	5.0000	03/14/32	946,615
450,000	Rio Tinto Finance USA plc	5.0000	03/09/33	457,121
				3,816,569
	OIL & GAS PRODUCERS — 4.9%
1,815,000	Columbia Pipelines Holding Company, LLC(a)	6.0420	08/15/28	1,889,265
1,150,000	Energy Transfer, L.P.	5.6000	09/01/34	1,168,852
1,980,000	Energy Transfer, L.P.	6.2500	04/15/49	1,957,905
450,000	Enterprise Products Operating, LLC	5.3500	01/31/33	466,300
				5,482,322
	REAL ESTATE INVESTMENT TRUSTS — 4.1%
930,000	American Tower Corporation	5.3500	03/15/35	946,737
1,520,000	Digital Realty Trust, L.P.	3.7000	08/15/27	1,501,259
2,200,000	Healthpeak Properties, Inc.	3.5000	07/15/29	2,125,153
				4,573,149
	RETAIL - CONSUMER STAPLES — 1.4%
1,575,000	Dollar General Corporation	4.1250	05/01/28	1,564,297

	RETAIL - DISCRETIONARY — 1.6%
1,795,000	Tractor Supply Company	5.2500	05/15/33	1,833,674

	TRANSPORTATION & LOGISTICS — 1.9%
2,190,000	CSX Corporation	3.2500	06/01/27	2,155,591

	TOTAL CORPORATE BONDS (Cost $31,290,934)			31,151,909

	NON U.S. GOVERNMENT & AGENCIES — 4.5%
	LOCAL AUTHORITY — 2.0%
2,235,000	Province of Ontario Canada	2.5000	04/27/26	2,205,636

TIMOTHY PLAN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 4.5% (Continued)
	SOVEREIGN — 2.5%
1,800,000	Israel Government International Bond	5.5000	03/12/34	$1,824,496
1,000,000	Mexico Government International Bond	6.8750	05/13/37	1,045,055
				2,869,551
	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $5,019,081)			5,075,187

	U.S. GOVERNMENT & AGENCIES — 60.4%
	AGENCY FIXED RATE — 38.1%
992,393	Fannie Mae Pool FM5537	2.0000	01/01/36	912,627
733,255	Fannie Mae Pool MA4316	2.5000	04/01/36	686,620
584,980	Fannie Mae Pool MA4366	2.5000	06/01/41	523,713
342,873	Fannie Mae Pool MA4475	2.5000	10/01/41	306,108
975,176	Fannie Mae Pool MA4617	3.0000	04/01/42	888,363
813,137	Fannie Mae Pool FM4053	2.5000	08/01/50	684,504
1,108,738	Fannie Mae Pool CA8897	3.0000	02/01/51	975,969
678,281	Fannie Mae Pool MA4258	3.5000	02/01/51	617,874
386,791	Fannie Mae Pool FM6550	2.0000	03/01/51	311,377
681,888	Fannie Mae Pool CB0855	3.0000	06/01/51	595,506
1,313,911	Fannie Mae Pool FS3744	2.0000	07/01/51	1,048,760
405,914	Fannie Mae Pool FS1807	3.5000	07/01/51	369,852
1,336,383	Fannie Mae Pool CB1384	2.5000	08/01/51	1,122,630
717,776	Fannie Mae Pool FS9085	3.0000	12/01/51	623,494
1,191,874	Fannie Mae Pool FS6141	2.0000	01/01/52	953,096
297,077	Fannie Mae Pool BU1322	2.5000	02/01/52	249,709
834,857	Fannie Mae Pool CB3486	3.5000	05/01/52	755,059
435,859	Fannie Mae Pool FS1704	4.0000	05/01/52	408,870
718,031	Fannie Mae Pool BV9960	4.0000	06/01/52	672,230
788,561	Fannie Mae Pool FS3159	4.5000	10/01/52	758,717
1,182,955	Fannie Mae Pool FS4075	5.0000	04/01/53	1,168,557
1,122,247	Fannie Mae Pool FS5044	4.5000	06/01/53	1,086,444
268,520	Fannie Mae Pool FS4621	5.0000	06/01/53	266,385
1,627,390	Fannie Mae Pool MA5039	5.5000	06/01/53	1,630,755
872,980	Fannie Mae Pool FS8291	5.5000	07/01/53	880,320

TIMOTHY PLAN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 60.4% (Continued)
	AGENCY FIXED RATE — 38.1% (Continued)
1,035,725	Fannie Mae Pool FS6787	6.0000	01/01/54	$1,063,960
1,046,441	Fannie Mae Pool CB7980	5.5000	02/01/54	1,053,728
250,041	Fannie Mae Pool FS8138	6.5000	06/01/54	260,716
1,065,098	Fannie Mae Pool FS9456	5.5000	11/01/54	1,068,563
45,684	Ginnie Mae I Pool 723248	5.0000	10/15/39	46,314
195,870	Ginnie Mae I Pool 783060	4.0000	08/15/40	185,935
107,226	Ginnie Mae I Pool 783403	3.5000	09/15/41	100,023
84,422	Ginnie Mae II Pool 4520	5.0000	08/20/39	85,506
113,259	Ginnie Mae II Pool 4947	5.0000	02/20/41	113,756
207,425	Ginnie Mae II Pool MA3376	3.5000	01/20/46	192,901
131,451	Ginnie Mae II Pool MA3596	3.0000	04/20/46	118,050
350,380	Ginnie Mae II Pool MA3663	3.5000	05/20/46	325,844
126,432	Ginnie Mae II Pool MA3736	3.5000	06/20/46	117,513
219,221	Ginnie Mae II Pool MA4004	3.5000	10/20/46	203,305
146,036	Ginnie Mae II Pool MA4509	3.0000	06/20/47	130,904
175,558	Ginnie Mae II Pool MA4652	3.5000	08/20/47	162,101
214,490	Ginnie Mae II Pool MA4719	3.5000	09/20/47	197,321
220,658	Ginnie Mae II Pool MA4778	3.5000	10/20/47	203,699
174,813	Ginnie Mae II Pool MA4901	4.0000	12/20/47	164,698
151,077	Ginnie Mae II Pool MA4963	4.0000	01/20/48	142,243
142,284	Ginnie Mae II Pool MA6092	4.5000	08/20/49	137,533
150,909	Ginnie Mae II Pool MA6156	4.5000	09/20/49	146,295
567,084	Ginnie Mae II Pool BN2662	3.0000	10/20/49	502,530
140,402	Ginnie Mae II Pool MA6221	4.5000	10/20/49	136,426
142,658	Ginnie Mae II Pool MA6477	4.5000	02/20/50	138,681
222,077	Ginnie Mae II Pool MA6478	5.0000	02/20/50	221,818
223,993	Ginnie Mae II Pool MA6544	4.5000	03/20/50	217,587
157,808	Ginnie Mae II Pool MA6545	5.0000	03/20/50	157,640
940,412	Ginnie Mae II Pool MA6598	2.5000	04/20/50	803,375
230,694	Ginnie Mae II Pool MA6600	3.5000	04/20/50	211,260
194,137	Ginnie Mae II Pool MA6601	4.0000	04/20/50	182,176
179,769	Ginnie Mae II Pool MA6603	5.0000	04/20/50	179,536
841,971	Ginnie Mae II Pool MA7255	2.5000	03/20/51	717,391
622,061	Ginnie Mae II Pool MA7418	2.5000	06/20/51	529,848

TIMOTHY PLAN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 60.4% (Continued)
	AGENCY FIXED RATE — 38.1% (Continued)
1,032,390	Ginnie Mae II Pool MA7419	3.0000	06/20/51	$914,261
937,572	Ginnie Mae II Pool MA7472	2.5000	07/20/51	798,586
1,103,897	Ginnie Mae II Pool CE1974	3.0000	08/20/51	989,184
1,016,463	Ginnie Mae II Pool CE1990	2.5000	09/20/51	865,156
1,105,302	Ginnie Mae II Pool MA7705	2.5000	11/20/51	941,443
1,169,821	Ginnie Mae II Pool MA7768	3.0000	12/20/51	1,035,243
883,311	Ginnie Mae II Pool MA7829	3.5000	01/20/52	805,983
858,542	Ginnie Mae II Pool MA7939	4.0000	03/20/52	802,506
979,873	Ginnie Mae II Pool MA7987	2.5000	04/20/52	834,603
930,980	Ginnie Mae II Pool MA8268	4.5000	09/20/52	899,228
953,954	Ginnie Mae II Pool MA8800	5.0000	04/20/53	943,016
1,128,067	Ginnie Mae II Pool MA8874	3.0000	05/20/53	1,008,016
1,130,735	Ginnie Mae II Pool MA8943	3.0000	06/20/53	1,000,615
857,801	Ginnie Mae II Pool MA9017	5.5000	07/20/53	863,545
900,934	Ginnie Mae II Pool MB0091	5.0000	12/20/54	885,812
219,505	Ginnie Mae II Pool MB0366	5.5000	05/20/55	219,929
				42,523,841
	U.S. TREASURY BILLS — 22.3%
2,210,000	United States Treasury Note	4.8750	04/30/26	2,224,057
2,030,000	United States Treasury Note	4.6250	04/30/29	2,093,675
520,000	United States Treasury Note	4.6250	04/30/31	539,967
8,930,000	United States Treasury Note	4.3750	05/15/34	9,073,368
3,430,000	United States Treasury Note	4.5000	02/15/44	3,319,195
7,925,000	United States Treasury Note	4.6250	05/15/54	7,711,706
				24,961,968
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $71,046,366)			67,485,809

TIMOTHY PLAN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENT — 2.0%
	MONEY MARKET FUND - 2.0%
2,231,811	Fidelity Investments Money Market Government Portfolio, Class I, 4.18%(b) (Cost $2,231,811)	$2,231,811

	TOTAL INVESTMENTS - 99.4% (Cost $114,687,938)	$111,070,789
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%	633,547
	NET ASSETS - 100.0%	$111,704,336

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

SA	- Société Anonyme

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025, the total market value of 144A securities is 4,593,937 or 4.1% of net assets.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2025.

TIMOTHY PLAN GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares				Fair Value
	EXCHANGE-TRADED FUND — 52.0%
	EQUITY - 52.0%
255,000	Timothy Plan High Dividend Stock ETF(a)			$9,639,000

	TOTAL EXCHANGE-TRADED FUND (Cost $8,730,563)			9,639,000

Principal Amount ($)		Coupon Rate (%)	Maturity
	ASSET BACKED SECURITIES — 2.2%
	CLO — 0.7%
135,000	Kubota Credit Owner Trust 2025-2 Series 2A A3(b)	4.4200	09/17/29	135,422

	OTHER ABS — 1.5%
85,000	CNH Equipment Trust 2025-A Series A A3	4.3600	08/15/30	85,572
180,000	John Deere Owner Trust 2025 Series A A3	4.2300	09/17/29	180,421
				265,993
	TOTAL ASSET BACKED SECURITIES (Cost $399,980)			401,415

	CORPORATE BONDS — 10.9%
	CHEMICALS — 0.8%
85,000	Nutrien Ltd.	4.0000	12/15/26	84,458
60,000	Nutrien Ltd.	2.9500	05/13/30	55,789
				140,247
	COMMERCIAL SUPPORT SERVICES — 0.5%
35,000	Republic Services, Inc.	5.0000	04/01/34	35,521
50,000	Waste Management, Inc.	4.6250	02/15/33	50,084
				85,605
	ELECTRIC UTILITIES — 1.1%
135,000	American Electric Power Company, Inc.	3.2000	11/13/27	131,672
70,000	National Rural Utilities Cooperative Finance Corporation	5.0500	09/15/28	71,600
				203,272
	GAS & WATER UTILITIES — 0.7%
130,000	NiSource, Inc.	3.4900	05/15/27	127,970

TIMOTHY PLAN GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 10.9% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 0.3%
55,000	Cboe Global Markets, Inc.	3.6500	01/12/27	$54,548

	MACHINERY — 0.6%
55,000	Caterpillar Financial Services Corporation	4.3500	05/15/26	55,028
55,000	John Deere Capital Corporation	3.9000	06/07/32	52,971
				107,999
	METALS & MINING — 1.6%
75,000	BHP Billiton Finance USA Ltd.	5.1250	02/21/32	76,793
85,000	BHP Billiton Finance USA Ltd.	5.2500	09/08/33	87,042
70,000	Rio Tinto Finance USA plc	5.0000	03/14/32	71,213
70,000	Rio Tinto Finance USA plc	5.0000	03/09/33	71,000
				306,048
	OIL & GAS PRODUCERS — 2.1%
115,000	Columbia Pipelines Holding Company, LLC(b)	6.0420	08/15/28	119,667
70,000	Energy Transfer, L.P.	5.6000	09/01/34	71,112
120,000	Energy Transfer, L.P.	6.2500	04/15/49	118,528
70,000	Enterprise Products Operating, LLC	5.3500	01/31/33	72,506
				381,813
	REAL ESTATE INVESTMENT TRUSTS — 1.5%
70,000	American Tower Corporation	5.3500	03/15/35	71,231
95,000	Digital Realty Trust, L.P.	3.7000	08/15/27	93,790
120,000	Healthpeak Properties, Inc.	3.5000	07/15/29	115,839
				280,860
	RETAIL - CONSUMER STAPLES — 0.5%
95,000	Dollar General Corporation	4.1250	05/01/28	94,249

	RETAIL - DISCRETIONARY — 0.6%
110,000	Tractor Supply Company	5.2500	05/15/33	112,310

	TRANSPORTATION & LOGISTICS — 0.6%
130,000	CSX Corporation	3.2500	06/01/27	127,873

	TOTAL CORPORATE BONDS (Cost $2,000,671)			2,022,794

TIMOTHY PLAN GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 1.8%
	LOCAL AUTHORITY — 0.7%
135,000	Province of Ontario Canada	2.5000	04/27/26	$133,180

	SOVEREIGN — 1.1%
200,000	Israel Government International Bond	5.5000	03/12/34	202,322

	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $326,888)			335,502

	U.S. GOVERNMENT & AGENCIES — 32.4%
	AGENCY FIXED RATE — 16.3%
88,213	Fannie Mae Pool FM5537	2.0000	01/01/36	81,060
56,917	Fannie Mae Pool MA4316	2.5000	04/01/36	53,261
17,674	Fannie Mae Pool MA4475	2.5000	10/01/41	15,768
51,911	Fannie Mae Pool MA4617	3.0000	04/01/42	47,257
40,512	Fannie Mae Pool FM4053	2.5000	08/01/50	34,078
45,255	Fannie Mae Pool CA8897	3.0000	02/01/51	39,807
6,306	Fannie Mae Pool MA4258	3.5000	02/01/51	5,741
17,907	Fannie Mae Pool FM6550	2.0000	03/01/51	14,403
33,486	Fannie Mae Pool CB0855	3.0000	06/01/51	29,223
55,457	Fannie Mae Pool FS3744	2.0000	07/01/51	44,227
86,734	Fannie Mae Pool FS1807	3.5000	07/01/51	78,981
127,992	Fannie Mae Pool CB1384	2.5000	08/01/51	107,438
61,389	Fannie Mae Pool FS9085	3.0000	12/01/51	53,287
28,487	Fannie Mae Pool BU1322	2.5000	02/01/52	23,927
90,477	Fannie Mae Pool CB3486	3.5000	05/01/52	81,780
60,641	Fannie Mae Pool FS1704	4.0000	05/01/52	56,853
83,889	Fannie Mae Pool FS3159	4.5000	10/01/52	80,669
76,973	Fannie Mae Pool FS4075	5.0000	04/01/53	75,994
88,598	Fannie Mae Pool FS5044	4.5000	06/01/53	85,723
128,043	Fannie Mae Pool MA5039	5.5000	06/01/53	128,239
86,389	Fannie Mae Pool FS8291	5.5000	07/01/53	87,068
81,655	Fannie Mae Pool FS6787	6.0000	01/01/54	83,836
90,995	Fannie Mae Pool CB7980	5.5000	02/01/54	91,579

TIMOTHY PLAN GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 32.4% (Continued)
	AGENCY FIXED RATE — 16.3% (Continued)
25,428	Fannie Mae Pool FS8138	6.5000	06/01/54	$26,496
84,831	Fannie Mae Pool FS9456	5.5000	11/01/54	85,060
39,562	Ginnie Mae I Pool 723248	5.0000	10/15/39	40,085
40,967	Ginnie Mae I Pool 783403	3.5000	09/15/41	38,192
36,900	Ginnie Mae II Pool MA3376	3.5000	01/20/46	34,296
27,337	Ginnie Mae II Pool MA3596	3.0000	04/20/46	24,533
23,359	Ginnie Mae II Pool MA3663	3.5000	05/20/46	21,710
30,440	Ginnie Mae II Pool MA3736	3.5000	06/20/46	28,276
10,351	Ginnie Mae II Pool MA4509	3.0000	06/20/47	9,272
29,144	Ginnie Mae II Pool MA4652	3.5000	08/20/47	26,894
27,299	Ginnie Mae II Pool MA4719	3.5000	09/20/47	25,099
52,314	Ginnie Mae II Pool MA4778	3.5000	10/20/47	48,265
19,541	Ginnie Mae II Pool MA6092	4.5000	08/20/49	18,878
14,849	Ginnie Mae II Pool MA6156	4.5000	09/20/49	14,387
39,696	Ginnie Mae II Pool BN2662	3.0000	10/20/49	35,152
16,224	Ginnie Mae II Pool MA6221	4.5000	10/20/49	15,756
14,352	Ginnie Mae II Pool MA6478	5.0000	02/20/50	14,327
17,341	Ginnie Mae II Pool MA6544	4.5000	03/20/50	16,836
11,123	Ginnie Mae II Pool MA6545	5.0000	03/20/50	11,105
17,918	Ginnie Mae II Pool MA6600	3.5000	04/20/50	16,399
16,178	Ginnie Mae II Pool MA6601	4.0000	04/20/50	15,173
21,465	Ginnie Mae II Pool MA6603	5.0000	04/20/50	21,425
40,507	Ginnie Mae II Pool MA7255	2.5000	03/20/51	34,488
32,913	Ginnie Mae II Pool MA7418	2.5000	06/20/51	28,014
95,969	Ginnie Mae II Pool MA7419	3.0000	06/20/51	84,928
102,281	Ginnie Mae II Pool MA7472	2.5000	07/20/51	87,055
93,551	Ginnie Mae II Pool CE1974	3.0000	08/20/51	83,771
69,959	Ginnie Mae II Pool CE1990	2.5000	09/20/51	59,501
114,829	Ginnie Mae II Pool MA7768	3.0000	12/20/51	101,547
48,046	Ginnie Mae II Pool MA7829	3.5000	01/20/52	43,814
62,640	Ginnie Mae II Pool MA7939	4.0000	03/20/52	58,518
100,416	Ginnie Mae II Pool MA8800	5.0000	04/20/53	99,210
106,869	Ginnie Mae II Pool MA8874	3.0000	05/20/53	95,429
90,616	Ginnie Mae II Pool MA8943	3.0000	06/20/53	80,132

TIMOTHY PLAN GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 32.4% (Continued)
	AGENCY FIXED RATE — 16.3% (Continued)
84,971	Ginnie Mae II Pool MA9017	5.5000	07/20/53	$85,493
68,924	Ginnie Mae II Pool MB0091	5.0000	12/20/54	67,745
24,944	Ginnie Mae II Pool MB0366	5.5000	05/20/55	24,984
				3,022,444
	U.S. TREASURY BILLS — 16.1%
325,000	United States Treasury Note	4.8750	04/30/26	327,041
110,000	United States Treasury Note	4.6250	04/30/29	113,425
675,000	United States Treasury Note	4.6250	04/30/31	700,760
880,000	United States Treasury Note	4.3750	05/15/34	893,852
320,000	United States Treasury Note	4.5000	02/15/44	309,563
650,000	United States Treasury Note	4.6250	05/15/54	632,303
				2,976,944
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $6,185,796)			5,999,388

Shares
	SHORT-TERM INVESTMENT — 0.6%
	MONEY MARKET FUND - 0.6%
118,800	Fidelity Investments Money Market Government Portfolio, Class I, 4.18%(c) (Cost $118,800)			118,800

	TOTAL INVESTMENTS - 99.9% (Cost $17,762,698)			$18,516,899
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%			20,983
	NET ASSETS - 100.0%			$18,537,882

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

(a)	Investment in affiliate.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025, the total market value of 144A securities is 255,089 or 1.4% of net assets.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2025.

TIMOTHY PLAN HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 91.8%
	AEROSPACE & DEFENSE — 2.0%
1,165,000	Goat Holdco, LLC(a)		6.7500	02/01/32	$1,185,358
2,000,000	TransDigm, Inc.(a)		6.3750	03/01/29	2,052,279
1,250,000	TransDigm, Inc.(a)		6.8750	12/15/30	1,299,151
					4,536,788
	APPAREL & TEXTILE PRODUCTS — 0.1%
300,000	Beach Acquisition Bidco, LLC(a)		10.0000	07/15/33	311,613

	ASSET MANAGEMENT — 0.7%
1,600,000	AG TTMT Escrow Issuer, LLC(a)		8.6250	09/30/27	1,657,854

	AUTOMOTIVE — 6.6%
3,500,000	Adient Global Holdings Ltd.(a)		8.2500	04/15/31	3,680,704
2,705,000	Adient Global Holdings Ltd.(a)		7.5000	02/15/33	2,768,508
5,620,000	Aptiv plc / Aptiv Global Financing DAC(b)	H15T5Y + 3.385%	6.8750	12/15/54	5,683,366
2,500,000	Goodyear Tire & Rubber Company (The)		5.6250	04/30/33	2,391,487
					14,524,065
	CHEMICALS — 8.2%
1,750,000	Avient Corporation(a)		7.1250	08/01/30	1,810,062
1,145,000	Avient Corporation(a)		6.2500	11/01/31	1,155,887
1,000,000	Axalta Coating Systems, LLC(a)		3.3750	02/15/29	946,587
2,500,000	Chemours Company (The)(a)		4.6250	11/15/29	2,177,995
2,565,000	Chemours Company (The)(a)		8.0000	01/15/33	2,403,758
1,860,000	INEOS Finance plc(a)		7.5000	04/15/29	1,868,536
5,065,000	Mativ Holdings, Inc.(a)		8.0000	10/01/29	4,594,925
2,500,000	WR Grace Holdings, LLC(a)		5.6250	08/15/29	2,263,313
1,000,000	WR Grace Holdings, LLC(a)		7.3750	03/01/31	1,024,265
					18,245,328
	COMMERCIAL SUPPORT SERVICES — 9.3%
2,310,000	Allied Universal Holdco, LLC(a)		7.8750	02/15/31	2,416,399
2,325,000	Allied Universal Holdco, LLC / Allied Universal Finance Corporation(a)		6.8750	06/15/30	2,359,153
125,000	Allied Universal Holdco, LLC/Allied Universal Finance Corporation(a)		4.6250	06/01/28	121,301
1,625,000	Clean Harbors, Inc.(a)		6.3750	02/01/31	1,665,711
1,750,000	Covanta Holding Corporation		5.0000	09/01/30	1,657,670
5,600,000	Enviri Corporation(a)		5.7500	07/31/27	5,532,029

TIMOTHY PLAN HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 91.8% (Continued)
	COMMERCIAL SUPPORT SERVICES — 9.3% (Continued)
1,500,000	GFL Environmental, Inc.(a)		6.7500	01/15/31	$1,571,556
1,000,000	VT Topco, Inc.(a)		8.5000	08/15/30	1,055,106
3,225,000	Waste Pro USA, Inc.(a)		7.0000	02/01/33	3,355,155
1,000,000	Williams Scotsman, Inc.(a)		6.6250	06/15/29	1,027,173
					20,761,253
	CONSTRUCTION MATERIALS — 0.5%
660,000	Quikrete Holdings, Inc.(a)		6.3750	03/01/32	680,098
335,000	Standard Industries, Inc.(a)		6.5000	08/15/32	343,487
					1,023,585
	CONSUMER SERVICES — 3.1%
3,592,000	PROG Holdings, Inc.(a)		6.0000	11/15/29	3,452,214
3,500,000	Upbound Group, Inc.(a)		6.3750	02/15/29	3,446,229
					6,898,443
	CONTAINERS & PACKAGING — 5.9%
875,000	Ardagh Metal Packaging Finance USA, LLC / Ardagh Metal Packaging Finance plc(a)		6.0000	06/15/27	878,310
2,500,000	Ardagh Metal Packaging Finance USA, LLC / Ardagh Metal Packaging Finance plc(a)		4.0000	09/01/29	2,284,840
1,000,000	Canpack S.A. / Canpack US, LLC(a)		3.8750	11/15/29	935,691
500,000	Graham Packaging Company, Inc.(a)		7.1250	08/15/28	499,471
1,250,000	Graphic Packaging International, LLC(a)		3.7500	02/01/30	1,172,569
1,250,000	LABL, Inc.(a)		5.8750	11/01/28	1,095,445
625,000	LABL, Inc.(a)		9.5000	11/01/28	578,593
1,000,000	LABL, Inc.(a)		8.2500	11/01/29	831,979
2,550,000	Mauser Packaging Solutions Holding Company(a)		7.8750	04/15/27	2,595,443
1,750,000	TriMas Corporation(a)		4.1250	04/15/29	1,662,793
300,000	Trivium Packaging Finance BV(a)		8.2500	07/15/30	317,470
300,000	Trivium Packaging Finance BV(a)		12.2500	01/15/31	321,811
					13,174,415
	ELECTRIC UTILITIES — 2.4%
2,910,000	Alpha Generation, LLC(a)		6.7500	10/15/32	3,000,291
2,000,000	Vistra Corporation(a)(b)	H15T5Y + 5.740%	7.0000	06/15/70	2,025,356
250,000	Vistra Operations Company, LLC(a)		4.3750	05/01/29	243,856
					5,269,503

TIMOTHY PLAN HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 91.8% (Continued)
	ELECTRICAL EQUIPMENT — 2.5%
1,000,000	BWX Technologies, Inc.(a)		4.1250	06/30/28	$975,549
1,000,000	BWX Technologies, Inc.(a)		4.1250	04/15/29	964,880
700,000	Gates Corporation (The)(a)		6.8750	07/01/29	727,732
1,360,000	WESCO Distribution, Inc.(a)		6.3750	03/15/29	1,401,030
1,360,000	WESCO Distribution, Inc.(a)		6.6250	03/15/32	1,409,257
					5,478,448
	HEALTH CARE FACILITIES & SERVICES — 3.2%
1,835,000	Concentra Escrow Issuer Corporation(a)		6.8750	07/15/32	1,902,186
2,820,000	HAH Group Holding Company, LLC(a)		9.7500	10/01/31	2,797,802
1,750,000	Pediatrix Medical Group, Inc.(a)		5.3750	02/15/30	1,728,992
750,000	Tenet Healthcare Corporation		6.1250	10/01/28	751,401
					7,180,381
	HOME CONSTRUCTION — 4.4%
500,000	Ashton Woods USA, LLC / Ashton Woods Finance Company(a)		6.6250	01/15/28	502,344
1,750,000	Ashton Woods USA, LLC / Ashton Woods Finance Company(a)		4.6250	08/01/29	1,674,538
1,000,000	Ashton Woods USA, LLC / Ashton Woods Finance Company(a)		4.6250	04/01/30	954,627
4,042,000	Interface, Inc.(a)		5.5000	12/01/28	3,987,516
680,000	STL Holding Company, LLC(a)		8.7500	02/15/29	712,939
2,023,000	Weekley Homes, LLC / Weekley Finance Corporation(a)		4.8750	09/15/28	1,957,869
					9,789,833
	HOUSEHOLD PRODUCTS — 0.5%
1,000,000	Energizer Holdings, Inc.(a)		6.5000	12/31/27	1,012,321

	INSTITUTIONAL FINANCIAL SERVICES — 0.9%
1,750,000	Aretec Group, Inc.(a)		10.0000	08/15/30	1,925,430

	INSURANCE — 2.3%
1,000,000	Acrisure, LLC / Acrisure Finance, Inc.(a)		7.5000	11/06/30	1,033,659
1,000,000	Acrisure, LLC / Acrisure Finance, Inc.(a)		6.7500	07/01/32	1,014,896
1,075,000	Baldwin Insurance Group Holdings, LLC / Baldwin Insurance Group Holdings Finance(a)		7.1250	05/15/31	1,118,197
1,000,000	HUB International Ltd.(a)		7.2500	06/15/30	1,045,355
1,000,000	Ryan Specialty, LLC(a)		5.8750	08/01/32	1,008,505
					5,220,612

TIMOTHY PLAN HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 91.8% (Continued)
	MACHINERY — 0.7%
1,000,000	Esab Corporation(a)		6.2500	04/15/29	$1,025,121
500,000	SPX FLOW, Inc.(a)		8.7500	04/01/30	519,553
					1,544,674
	MEDICAL EQUIPMENT & DEVICES — 1.7%
750,000	Bausch & Lomb Escrow Corporation(a)		8.3750	10/01/28	783,750
325,000	Insulet Corporation(a)		6.5000	04/01/33	337,915
2,500,000	Sotera Health Holdings, LLC(a)		7.3750	06/01/31	2,604,232
					3,725,897
	METALS & MINING — 0.8%
2,000,000	Kaiser Aluminum Corporation(a)		4.5000	06/01/31	1,871,625

	OIL & GAS PRODUCERS — 7.0%
2,022,000	CQP Holdco, L.P. / BIP-V Chinook Holdco, LLC(a)		5.5000	06/15/31	1,999,328
2,000,000	CQP Holdco, L.P. / BIP-V Chinook Holdco, LLC(a)		7.5000	12/15/33	2,177,988
500,000	Genesis Energy, L.P. / Genesis Energy Finance Corporation		7.7500	02/01/28	507,758
600,000	Genesis Energy, L.P. / Genesis Energy Finance Corporation		8.2500	01/15/29	627,805
750,000	Genesis Energy, L.P. / Genesis Energy Finance Corporation		8.8750	04/15/30	797,102
3,500,000	Global Partners, L.P. / GLP Finance Corporation(a)		8.2500	01/15/32	3,682,825
2,075,000	ITT Holdings, LLC(a)		6.5000	08/01/29	1,975,043
2,000,000	NuStar Logistics, L.P.		5.6250	04/28/27	2,018,502
1,750,000	Permian Resources Operating, LLC(a)		5.8750	07/01/29	1,757,903
100,000	Permian Resources Operating, LLC(a)		7.0000	01/15/32	103,730
					15,647,984
	REAL ESTATE INVESTMENT TRUSTS — 1.5%
1,170,000	MPT Operating Partnership, L.P. / MPT Finance Corporation(a)		8.5000	02/15/32	1,224,502
750,000	Service Properties Trust		5.5000	12/15/27	743,567
1,375,000	Service Properties Trust(a)		8.6250	11/15/31	1,477,043
					3,445,112
	REAL ESTATE OWNERS & DEVELOPERS — 2.0%
1,500,000	Greystar Real Estate Partners, LLC(a)		7.7500	09/01/30	1,593,162
2,999,000	Howard Hughes Corporation (The)(a)		4.3750	02/01/31	2,769,416
					4,362,578

TIMOTHY PLAN HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 91.8% (Continued)
	REAL ESTATE SERVICES — 0.5%
1,000,000	Newmark Group, Inc.		7.5000	01/12/29	$1,058,478

	RETAIL - CONSUMER STAPLES — 0.5%
1,250,000	Ingles Markets, Inc.(a)		4.0000	06/15/31	1,163,323

	RETAIL - DISCRETIONARY — 4.7%
1,250,000	Builders FirstSource, Inc.(a)		6.3750	03/01/34	1,275,289
1,618,000	Champions Financing, Inc.(a)		8.7500	02/15/29	1,563,869
1,065,000	Cougar JV Subsidiary, LLC(a)		8.0000	05/15/32	1,135,674
2,000,000	Ken Garff Automotive, LLC(a)		4.8750	09/15/28	1,977,229
1,000,000	Lithia Motors, Inc.(a)		4.3750	01/15/31	951,229
1,600,000	Queen MergerCo, Inc.(a)		6.7500	04/30/32	1,651,443
2,050,000	Sonic Automotive, Inc.(a)		4.8750	11/15/31	1,949,507
					10,504,240
	SOFTWARE — 0.5%
1,000,000	UKG, Inc.(a)		6.8750	02/01/31	1,038,198

	SPECIALTY FINANCE — 14.1%
1,000,000	AerCap Ireland Capital DAC / Aercap Global Aviation Trust(b)	H15T5Y + 2.720%	6.9500	03/10/55	1,040,432
3,000,000	Air Lease Corporation(b)	H15T5Y + 4.076%	4.6500	06/15/70	2,990,207
500,000	Burford Capital Global Finance, LLC(a)		6.2500	04/15/28	495,711
3,710,000	Burford Capital Global Finance, LLC(a)		9.2500	07/01/31	3,908,333
500,000	Freedom Mortgage Corporation(a)		6.6250	01/15/27	501,678
1,000,000	Freedom Mortgage Corporation(a)		12.0000	10/01/28	1,074,076
2,000,000	Freedom Mortgage Holdings, LLC(a)		9.1250	05/15/31	2,066,938
330,000	Freedom Mortgage Holdings, LLC(a)		8.3750	04/01/32	331,940
2,955,000	ILFC E-Capital Trust I(a)(b)	TSFR3M + 1.812%	6.4300	12/21/65	2,478,179
2,000,000	ILFC E-Capital Trust II(a)(b)	TSFR3M + 2.062%	6.6800	12/21/65	1,708,920
2,170,000	Jefferies Finance, LLC / JFIN Co-Issuer Corporation(a)		6.6250	10/15/31	2,164,137
1,000,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corporation(a)		7.0000	07/15/31	1,047,262
2,000,000	PennyMac Financial Services, Inc.(a)		6.8750	05/15/32	2,041,031
1,150,000	Rithm Capital Corporation(a)		8.0000	07/15/30	1,167,210
1,000,000	Rithm Capital Corporation(a)		6.2500	10/15/25	1,004,287

TIMOTHY PLAN HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 91.8% (Continued)
	SPECIALTY FINANCE — 14.1% (Continued)
4,050,000	Rithm Capital Corporation(a)		8.0000	04/01/29	$4,094,286
820,000	Starwood Property Trust, Inc.(a)		6.0000	04/15/30	829,365
1,000,000	Starwood Property Trust, Inc.(a)		6.5000	07/01/30	1,033,767
655,000	Starwood Property Trust, Inc.(a)		6.5000	10/15/30	677,888
655,000	Walker & Dunlop, Inc.(a)		6.6250	04/01/33	673,816
					31,329,463
	STEEL — 2.3%
1,500,000	Commercial Metals Company		4.3750	03/15/32	1,382,437
4,004,000	TMS International Corporation(a)		6.2500	04/15/29	3,805,306
					5,187,743
	TECHNOLOGY HARDWARE — 1.1%
550,000	Ciena Corporation(a)		4.0000	01/31/30	521,324
1,000,000	TTM Technologies, Inc.(a)		4.0000	03/01/29	953,534
1,000,000	Zebra Technologies Corporation(a)		6.5000	06/01/32	1,028,959
					2,503,817
	TECHNOLOGY SERVICES — 0.9%
995,000	CACI International, Inc.(a)		6.3750	06/15/33	1,026,900
1,000,000	Insight Enterprises, Inc.(a)		6.6250	05/15/32	1,031,051
					2,057,951
	TRANSPORTATION & LOGISTICS — 0.3%
660,000	Stonepeak Nile Parent, LLC(a)		7.2500	03/15/32	700,127

	WHOLESALE - CONSUMER STAPLES — 0.6%
1,280,000	KeHE Distributors, LLC / KeHE Finance Corporation / NextWave Distribution, Inc.(a)		9.0000	02/15/29	1,327,021

	TOTAL CORPORATE BONDS (Cost $200,078,867)				204,478,103

TIMOTHY PLAN HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENT — 6.8%
	MONEY MARKET FUND - 6.8%
15,236,600	Fidelity Investments Money Market Government Portfolio, Class I, 4.18%(c) (Cost $15,236,600)	$15,236,600

	TOTAL INVESTMENTS - 98.6% (Cost $215,315,467)	$219,714,703
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.4%	3,229,066
	NET ASSETS - 100.0%	$222,943,769

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

TSFR3M	Term SOFR Secured Overnight Financing Rate 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025, the total market value of 144A securities is 182,827,891 or 82.0% of net assets.

(b)	Variable rate security; the rate shown represents the rate on June 30, 2025.

(c)	Rate disclosed is the seven day effective yield as of June 30, 2025.

TIMOTHY PLAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 96.3%
	AEROSPACE & DEFENSE - 6.3%
82,000	Safran S.A. - ADR	$6,696,940
92,200	Thales S.A. - ADR	5,433,346
		12,130,286
	APPAREL & TEXTILE PRODUCTS - 2.1%
219,000	Cie Financiere Richemont S.A. - ADR	4,123,770

	BANKING - 15.6%
38,922	DBS Group Holdings Ltd. - ADR	5,508,630
15,600	HDFC Bank Ltd. - ADR	1,196,052
70,100	ICICI Bank Ltd. - ADR	2,358,164
439,000	Itau Unibanco Holding S.A. - ADR	2,980,810
96,700	KBC Group N.V. - ADR	4,979,083
700,000	Lloyds Banking Group plc - ADR	2,975,000
309,000	Sumitomo Mitsui Financial Group, Inc. - ADR	4,668,990
161,000	UniCredit SpA - ADR	5,380,620
		30,047,349
	BIOTECH & PHARMA - 2.8%
5,900	Argenx S.E. - ADR(a)	3,252,198
100,000	Genmab A/S - ADR(a)	2,066,000
		5,318,198
	CHEMICALS - 2.4%
109,362	Air Liquide S.A. - ADR	4,516,651

	CONSTRUCTION MATERIALS - 2.7%
57,000	CRH plc	5,232,600

	DIVERSIFIED INDUSTRIALS - 2.1%
138,000	Hitachi Ltd. - ADR	4,010,280

	ELECTRIC UTILITIES - 3.6%
438,000	Enel - Societa per Azioni - ADR	4,152,240
35,200	Iberdrola SA - ADR	2,709,696
		6,861,936

TIMOTHY PLAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 96.3% (Continued)
	ELECTRICAL EQUIPMENT - 2.6%
84,000	ABB Ltd. - ADR	$5,012,280

	ENGINEERING & CONSTRUCTION - 3.5%
63,000	Cellnex Telecom S.A. - ADR	1,222,830
149,000	Vinci S.A. - ADR	5,496,595
		6,719,425
	HOUSEHOLD PRODUCTS - 2.1%
248,000	Haleon plc - ADR	2,571,760
408,000	Unicharm Corporation - ADR	1,468,800
		4,040,560
	INDUSTRIAL SUPPORT SERVICES - 1.3%
9,500	Ashtead Group plc - ADR	2,460,120

	INSTITUTIONAL FINANCIAL SERVICES - 2.7%
143,000	London Stock Exchange Group plc - ADR	5,270,980

	INSURANCE - 4.7%
297,000	Muenchener Rueckversicherungs-Gesellschaft A.G. - ADR	3,866,940
120,000	Tokio Marine Holdings, Inc. - ADR	5,084,400
		8,951,340
	INTERNET MEDIA & SERVICES - 5.5%
96,500	Nebius Group N.V., Class A(a)	5,339,345
472,181	Prosus N.V. - ADR	5,255,375
		10,594,720
	MACHINERY - 3.7%
244,000	Atlas Copco A.B. - ADR	3,457,480
66,150	Techtronic Industries Company Ltd. - ADR	3,657,434
		7,114,914
	MEDICAL EQUIPMENT & DEVICES - 5.9%
62,500	Alcon, Inc.	5,517,500
34,000	Hoya Corporation - ADR	4,048,040
55,400	Smith & Nephew plc - ADR	1,696,902
		11,262,442

TIMOTHY PLAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 96.3% (Continued)
	METALS & MINING - 0.6%
20,300	Rio Tinto plc - ADR	$1,184,099

	OIL & GAS PRODUCERS - 4.6%
142,600	Canadian Natural Resources Ltd.	4,477,640
135,000	Equinor ASA - ADR	3,393,900
81,500	Petroleo Brasileiro S.A. - ADR	1,019,565
		8,891,105
	SEMICONDUCTORS - 8.3%
7,500	ASM International N.V. - ADR	4,806,975
9,300	NXP Semiconductors N.V.	2,031,957
38,000	STMicroelectronics N.V. - ADR	1,155,580
26,800	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	6,069,932
19,292	Tokyo Electron Ltd. - ADR	1,854,540
		15,918,984
	SPECIALTY FINANCE - 1.4%
123,000	ORIX Corporation - ADR	2,769,960

	TECHNOLOGY HARDWARE - 2.1%
366,328	FUJIFILM Holdings Corporation - ADR	3,952,679

	TECHNOLOGY SERVICES - 3.1%
52,500	Amadeus IT Group S.A. - ADR	4,443,600
86,000	Infosys Ltd. - ADR	1,593,580
		6,037,180
	TRANSPORTATION & LOGISTICS - 4.6%
63,000	Canadian Pacific Kansas City Ltd.	4,994,010
68,000	Ryanair Holdings plc - ADR	3,921,560
		8,915,570
	WHOLESALE - CONSUMER STAPLES - 2.0%
37,100	ITOCHU Corporation - ADR	3,885,483

	TOTAL COMMON STOCKS (Cost $118,691,190)	185,222,911

TIMOTHY PLAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENT — 3.3%
	MONEY MARKET FUND - 3.3%
6,293,195	Fidelity Investments Money Market Government Portfolio, Class I, 4.18%(b) (Cost $6,293,195)	$6,293,195

	TOTAL INVESTMENTS - 99.6% (Cost $124,984,385)	$191,516,106
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	760,337
	NET ASSETS - 100.0%	$192,276,443

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

SA	- Société Anonyme

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2025.

TIMOTHY PLAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Diversification of Assets
Country	% of Net Assets
Japan	16.5%
France	11.5%
Netherlands	11.3%
United Kingdom	8.4%
Switzerland	7.6%
Italy	4.9%
Canada	4.9%
Ireland	4.8%
Spain	4.3%
Taiwan Province Of China	3.2%
Singapore	2.9%
India	2.7%
Belgium	2.6%
Brazil	2.1%
Germany	2.0%
Hong Kong	1.9%
Sweden	1.8%
Norway	1.8%
Denmark	1.1%
Total	96.3%
Money Market Fund	3.3%
Other Assets in Excess of Liabilities	0.4%
Grand Total	100.0%

TIMOTHY PLAN ISRAEL COMMON VALUES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.6%
	AEROSPACE & DEFENSE - 8.5%
17,101	Elbit Systems Ltd.	$7,686,900
97,000	Leonardo DRS, Inc.	4,508,560
		12,195,460
	APPAREL & TEXTILE PRODUCTS - 2.5%
23,816	Delta Galil Ltd.	1,264,304
23,000	Fox Wizel Ltd.	2,302,663
		3,566,967
	BANKING - 16.3%
478,000	Bank Leumi Le-Israel BM	8,887,017
45,300	First International Bank Of Israel Ltd.	3,277,697
527,000	Israel Discount Bank Ltd., Class A	5,251,067
95,000	Mizrahi Tefahot Bank Ltd.	6,191,176
		23,606,957
	CHEMICALS - 1.2%
247,902	ICL Group Ltd.	1,705,566

	ELECTRIC UTILITIES - 1.1%
19,400	Ormat Technologies, Inc.	1,624,974

	ELECTRICAL EQUIPMENT - 1.8%
31,400	Camtek Ltd.(a)	2,655,184

	ENGINEERING & CONSTRUCTION - 0.6%
167,173	Shikun & Binui Ltd.(a)	838,818

	HEALTH CARE FACILITIES & SERVICES - 1.7%
12,769	Danel Adir Yeoshua Ltd.	1,823,547
1,575,013	Novolog Ltd.	659,821
		2,483,368
	INSTITUTIONAL FINANCIAL SERVICES - 4.9%
365,194	Tel Aviv Stock Exchange Ltd.	7,058,617

	INSURANCE - 6.9%
80,000	Harel Insurance Investments & Financial Services Ltd.	2,240,314

TIMOTHY PLAN ISRAEL COMMON VALUES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	INSURANCE - 6.9% (Continued)
693,628	Migdal Insurance & Financial Holdings Ltd.	$1,909,274
199,400	Phoenix Financial Ltd. (The)	5,769,285
		9,918,873
	LEISURE FACILITIES & SERVICES - 1.7%
13,735	Fattal Holdings 1998 Ltd.(a)	2,384,795

	MEDICAL EQUIPMENT & DEVICES - 0.6%
62,326	Brainsway Ltd. - ADR(a)	819,587

	OIL & GAS PRODUCERS - 7.4%
104,968	Energean plc	1,313,253
102,000	Energean plc	1,293,738
5,600	Israel Corp Ltd. (The)	1,868,329
1,100,000	Isramco Negev 2, L.P.	750,839
350,000	Newmed Energy, L.P.	1,720,852
8,000	Paz Oil Company Ltd.	1,462,427
1,600,000	Ratio Energies Finance, L.P.	2,298,743
		10,708,181
	REAL ESTATE INVESTMENT TRUSTS - 3.5%
12,000	Big Shopping Centers Ltd.(a)	2,297,675
399,000	Reit 1 Ltd.	2,678,480
		4,976,155
	REAL ESTATE OWNERS & DEVELOPERS - 11.3%
312,000	Amot Investments Ltd.	2,112,978
44,000	Azrieli Group Ltd.	4,045,841
40,000	Elco Ltd.	2,208,961
117,674	G City Ltd.	466,070
160,000	Gav-Yam Lands Corporation Ltd.	1,750,542
27,380	Melisron Ltd.	3,121,563
703,430	Mivne Real Estate KD Ltd.	2,635,696
		16,341,651
	RENEWABLE ENERGY - 0.8%
296,360	Energix-Renewable Energies Ltd.	1,094,598

TIMOTHY PLAN ISRAEL COMMON VALUES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	RETAIL - CONSUMER STAPLES - 2.8%
18,700	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	$1,804,985
195,000	Shufersal Ltd.	2,240,002
		4,044,987
	SEMICONDUCTORS - 6.2%
23,000	Nova Ltd.(a)	6,329,600
60,323	Tower Semiconductor Ltd.(a)	2,615,002
		8,944,602
	SOFTWARE - 15.0%
13,400	CyberArk Software Ltd.(a)	5,452,192
29,935	Hilan Ltd.	2,542,800
57,000	Mobileye Global, Inc., Class A(a)	1,024,860
9,500	Monday.com Ltd.(a)	2,987,560
17,100	Nice Ltd. - ADR(a)	2,888,361
25,000	Oddity Tech Ltd.(a)	1,886,750
41,000	One Software Technologies Ltd.	1,056,619
50,300	Sapiens International Corporation N.V.	1,471,275
46,200	Varonis Systems, Inc.(a)	2,344,650
		21,655,067
	TECHNOLOGY HARDWARE - 0.9%
35,348	Next Vision Stabilized Systems Ltd.	1,319,214

	TECHNOLOGY SERVICES - 2.3%
72,783	Magic Software Enterprises Ltd.	1,391,611
56,210	Matrix IT Ltd.	1,955,943
		3,347,554
	WHOLESALE - DISCRETIONARY - 0.6%
17,300	Tadiran Group Ltd.	924,557

	TOTAL COMMON STOCKS (Cost $51,892,595)	142,215,732

TIMOTHY PLAN ISRAEL COMMON VALUES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENT — 1.5%
	MONEY MARKET FUND - 1.5%
2,156,666	Fidelity Investments Money Market Government Portfolio, Class I, 4.18%(b) (Cost $2,156,666)	$2,156,666

	TOTAL INVESTMENTS - 100.1% (Cost $54,049,261)	$144,372,398
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(94,174)
	NET ASSETS - 100.0%	$144,278,224

ADR	- American Depositary Receipt

LP	- Limited Partnership

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(a)	Rate disclosed is the seven day effective yield as of June 30, 2025.

TIMOTHY PLAN ISRAEL COMMON VALUES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Diversification of Assets
Country	% of Net Assets
Israel	89.2%
United States	6.6%
United Kingdom	1.8%
Cayman Islands	1.0%
Total	98.6%
Money Market Fund	1.5%
Liabilities in Excess of Other Assets	(0.1)%
Grand Total	100.0%

TIMOTHY PLAN LARGE/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 86.4%
	AEROSPACE & DEFENSE - 1.5%
2,475	TransDigm Group, Inc.	$3,763,584

	APPAREL & TEXTILE PRODUCTS - 0.5%
23,205	On Holding A.G., Class A(a)	1,207,820

	ASSET MANAGEMENT - 0.9%
55,676	Blue Owl Capital, Inc.	1,069,536
3,421	LPL Financial Holdings, Inc.	1,282,772
		2,352,308
	AUTOMOTIVE - 3.0%
23,395	Tesla, Inc.(a)	7,431,656

	BIOTECH & PHARMA - 1.2%
19,693	Zoetis, Inc.	3,071,123

	CHEMICALS - 3.4%
11,829	Linde plc	5,549,931
8,654	Sherwin-Williams Company (The)	2,971,437
		8,521,368
	COMMERCIAL SUPPORT SERVICES - 2.6%
16,200	Cintas Corporation	3,610,494
13,641	Waste Management, Inc.	3,121,334
		6,731,828
	CONSTRUCTION MATERIALS - 0.9%
4,192	Martin Marietta Materials, Inc.	2,301,240

	ELECTRICAL EQUIPMENT - 1.8%
47,589	Amphenol Corporation, Class A	4,699,414

	HEALTH CARE FACILITIES & SERVICES - 0.7%
4,278	HCA Healthcare, Inc.	1,638,902

TIMOTHY PLAN LARGE/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 86.4% (Continued)
	INDUSTRIAL REIT - 0.9%
21,991	Prologis, Inc.	$2,311,694

	INDUSTRIAL SUPPORT SERVICES - 1.6%
54,042	Fastenal Company	2,269,764
1,738	WW Grainger, Inc.	1,807,937
		4,077,701
	INFRASTRUCTURE REIT - 1.6%
11,191	American Tower Corporation	2,473,435
13,512	Crown Castle, Inc.	1,388,088
		3,861,523
	INSTITUTIONAL FINANCIAL SERVICES - 2.2%
28,519	Intercontinental Exchange, Inc.	5,232,381

	INSURANCE - 1.9%
9,632	Arthur J Gallagher & Company	3,083,396
6,665	Progressive Corporation (The)	1,778,622
		4,862,018
	LEISURE FACILITIES & SERVICES - 1.3%
59,425	Chipotle Mexican Grill, Inc.(a)	3,336,714

	MACHINERY - 1.9%
9,474	Caterpillar, Inc.	3,677,901
11,610	Ingersoll Rand, Inc.	965,720
		4,643,621
	MEDICAL EQUIPMENT & DEVICES - 5.7%
17,144	Danaher Corporation	3,386,626
9,732	Intuitive Surgical, Inc.(a)	5,288,466
14,208	Stryker Corporation	5,621,111
		14,296,203
	RETAIL - CONSUMER STAPLES - 5.2%
13,123	Costco Wholesale Corporation	12,990,983

	RETAIL - DISCRETIONARY - 2.9%
61,095	O’Reilly Automotive, Inc.(a)	5,506,492

TIMOTHY PLAN LARGE/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 86.4% (Continued)
	RETAIL - DISCRETIONARY - 2.9% (Continued)
35,256	Tractor Supply Company	$1,860,459
		7,366,951
	SEMICONDUCTORS - 21.2%
18,028	Analog Devices, Inc.	4,291,025
44,262	Broadcom, Inc.	12,200,819
4,986	KLA Corporation	4,466,160
171,737	NVIDIA Corporation	27,132,728
7,686	NXP Semiconductors N.V.	1,679,314
16,434	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	3,722,137
		53,492,183
	SOFTWARE - 18.9%
15,612	Cadence Design Systems, Inc.(a)	4,810,838
6,375	Crowdstrike Holdings, Inc., Class A(a)	3,246,851
27,950	DocuSign, Inc.(a)	2,177,026
12,462	Guidewire Software, Inc.(a)	2,934,178
5,079	Manhattan Associates, Inc.(a)	1,002,950
25,791	Palo Alto Networks, Inc.(a)	5,277,870
11,789	Roper Technologies, Inc.	6,682,477
7,789	ServiceNow, Inc.(a)	8,007,715
29,584	Shopify, Inc., Class A(a)	3,412,514
7,721	Snowflake, Inc.(a)	1,727,728
9,967	Synopsys, Inc.(a)	5,109,882
5,008	Tyler Technologies, Inc.(a)	2,968,943
		47,358,972
	TECHNOLOGY HARDWARE - 2.4%
34,783	Arista Networks, Inc.(a)	3,558,649
30,030	Ciena Corporation(a)	2,442,340
		6,000,989
	TECHNOLOGY SERVICES - 0.5%
27,739	Toast, Inc., Class A(a)	1,228,560

	TRANSPORTATION & LOGISTICS - 1.7%
38,192	Canadian Pacific Kansas City Ltd.	3,027,480

TIMOTHY PLAN LARGE/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 86.4% (Continued)
	TRANSPORTATION & LOGISTICS - 1.7% (Continued)
7,267	Old Dominion Freight Line, Inc.	$1,179,434
		4,206,914

	TOTAL COMMON STOCKS (Cost $151,517,261)	216,986,650

	EXCHANGE-TRADED FUND — 10.3%
	EQUITY - 10.3%
573,000	Timothy Plan US Large/Mid Cap Core ETF(b)	25,727,070

	TOTAL EXCHANGE-TRADED FUND (Cost $20,988,985)	25,727,070

	SHORT-TERM INVESTMENT — 3.3%
	MONEY MARKET FUND - 3.3%
8,190,166	Fidelity Investments Money Market Government Portfolio, Class I, 4.18%(c) (Cost $8,190,166)	8,190,166

	TOTAL INVESTMENTS - 100.0% (Cost $180,696,412)	$250,903,886
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(9,860)
	NET ASSETS - 100.0%	$250,894,026

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Investment in affiliate.

(c)	Rate disclosed is the seven day effective yield as of June 30, 2025.

TIMOTHY PLAN LARGE/MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 76.3%
	AEROSPACE & DEFENSE - 2.1%
23,452	General Dynamics Corporation	$6,840,010

	BANKING - 3.9%
48,670	Cullen/Frost Bankers, Inc.	6,256,042
71,186	SouthState Corporation	6,551,247
		12,807,289
	CHEMICALS - 1.8%
16,964	Sherwin-Williams Company (The)	5,824,759

	COMMERCIAL SUPPORT SERVICES - 1.7%
30,277	Waste Connections, Inc.	5,653,321

	CONTAINERS & PACKAGING - 1.7%
55,114	Crown Holdings, Inc.	5,675,640

	ELECTRIC UTILITIES - 5.6%
81,137	CMS Energy Corporation	5,621,171
94,157	NextEra Energy, Inc.	6,536,379
58,443	WEC Energy Group, Inc.	6,089,761
		18,247,311
	ELECTRICAL EQUIPMENT - 4.5%
19,100	Hubbell, Inc.	7,800,632
29,706	Littelfuse, Inc.	6,735,241
		14,535,873
	FOOD - 5.3%
52,416	J M Smucker Company (The)	5,147,251
36,524	Lancaster Colony Corporation	6,310,252
80,220	McCormick & Company, Inc.	6,082,280
		17,539,783
	HEALTH CARE FACILITIES & SERVICES - 2.0%
17,047	HCA Healthcare, Inc.	6,530,706

TIMOTHY PLAN LARGE/MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 76.3% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 2.4%
42,750	Intercontinental Exchange, Inc.	$7,843,343

	INSURANCE - 1.9%
19,176	Arthur J Gallagher & Company	6,138,621

	LEISURE FACILITIES & SERVICES - 1.6%
11,309	Domino’s Pizza, Inc.	5,095,835

	MEDICAL EQUIPMENT & DEVICES - 5.1%
28,024	Danaher Corporation	5,535,861
57,927	Revvity, Inc.	5,602,699
23,046	STERIS plc	5,536,110
		16,674,670
	OIL & GAS PRODUCERS - 3.6%
57,825	ConocoPhillips	5,189,216
55,916	EOG Resources, Inc.	6,688,112
		11,877,328
	REAL ESTATE INVESTMENT TRUSTS - 1.8%
57,041	Prologis, Inc.	5,996,150

	RETAIL - CONSUMER STAPLES - 1.8%
5,918	Costco Wholesale Corporation	5,858,465

	RETAIL - DISCRETIONARY - 1.9%
70,515	O’Reilly Automotive, Inc.(a)	6,355,517

	SEMICONDUCTORS - 13.6%
29,874	Broadcom, Inc.	8,234,767
104,137	Marvell Technology, Inc.	8,060,204
88,646	Microchip Technology, Inc.	6,238,019
10,218	Monolithic Power Systems, Inc.	7,473,241
45,935	NVIDIA Corporation	7,257,271
37,130	Texas Instruments, Inc.	7,708,931
		44,972,433

TIMOTHY PLAN LARGE/MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 76.3% (Continued)
	SOFTWARE - 5.8%
19,530	Cadence Design Systems, Inc.(a)	$6,018,170
10,890	Tyler Technologies, Inc.(a)	6,456,028
252,214	Verra Mobility Corporation(a)	6,403,713
		18,877,911
	TECHNOLOGY SERVICES - 4.1%
66,548	Amdocs Ltd.	6,071,840
15,292	CACI International, Inc., Class A(a)	7,289,696
		13,361,536
	TIMBER REIT - 1.8%
225,834	Weyerhaeuser Company	5,801,675

	TRANSPORTATION & LOGISTICS - 2.3%
33,088	Union Pacific Corporation	7,612,888

	TOTAL COMMON STOCKS (Cost $185,147,559)	250,121,064
	EXCHANGE-TRADED FUNDS — 18.4%
	EQUITY - 18.4%
858,500	Timothy Plan High Dividend Stock ETF(b)	32,451,300
616,000	Timothy Plan US Large/Mid Cap Core ETF(b)	27,657,722
	TOTAL EXCHANGE-TRADED FUNDS (Cost $50,251,098)	60,109,022

	SHORT-TERM INVESTMENT — 5.3%
	MONEY MARKET FUND - 5.3%
17,372,330	Fidelity Investments Money Market Government Portfolio, Class I, 4.18%(c) (Cost $17,372,330)	17,372,330

	TOTAL INVESTMENTS - 100.0% (Cost $252,770,987)	$327,602,416
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(74,928)
	NET ASSETS - 100.0%	$327,527,488

ETF	- Exchange-Traded Fund

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Investment in affiliate.

(c)	Rate disclosed is the seven day effective yield as of June 30, 2025.

TIMOTHY PLAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 85.0%
	AEROSPACE & DEFENSE - 3.5%
46,461	AAR Corporation(a)	$3,196,052
16,572	Moog, Inc., Class A	2,999,035
		6,195,087
	BANKING - 14.5%
96,831	Atlantic Union Bankshares Corporation	3,028,874
34,570	Bank of NT Butterfield & Son Ltd. (The)	1,530,760
48,761	Banner Corporation	3,128,018
24,954	City Holding Company	3,054,869
25,148	Coastal Financial Corporation(a)	2,436,087
68,909	First Bancorp	3,038,198
81,169	National Bank Holdings Corporation, Class A	3,052,766
83,543	Renasant Corporation	3,001,700
118,982	Seacoast Banking Corporation of Florida	3,286,283
		25,557,555
	BIOTECH & PHARMA - 1.6%
35,173	Prestige Consumer Healthcare, Inc.(a)	2,808,564

	CHEMICALS - 6.5%
40,801	Avient Corporation	1,318,280
17,314	Hawkins, Inc.	2,460,319
18,078	Innospec, Inc.	1,520,179
31,486	Sensient Technologies Corporation	3,102,001
54,656	Stepan Company	2,983,124
		11,383,903
	ELECTRIC UTILITIES - 4.6%
81,000	Avista Corporation	3,073,950
47,748	Northwestern Energy Group, Inc.	2,449,472
43,522	TXNM Energy, Inc.	2,451,159
		7,974,581
	ELECTRICAL EQUIPMENT - 0.9%
115,548	Hayward Holdings, Inc.(a)	1,594,562

TIMOTHY PLAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 85.0% (Continued)
	ENGINEERING & CONSTRUCTION - 1.8%
49,705	Everus Construction Group, Inc.(a)	$3,157,759

	FOOD - 0.8%
12,666	J & J Snack Foods Corporation	1,436,451

	FORESTRY, PAPER & WOOD PRODUCTS - 1.8%
35,823	Boise Cascade Company	3,110,153

	HOME CONSTRUCTION - 1.8%
56,324	Century Communities, Inc.	3,172,168

	HOUSEHOLD PRODUCTS - 2.5%
48,757	Central Garden & Pet Company, Class A(a)	1,525,607
22,101	Interparfums, Inc.	2,902,082
		4,427,689
	INDUSTRIAL INTERMEDIATE PRODUCTS - 1.3%
24,713	AZZ, Inc.	2,334,884

	INSTITUTIONAL FINANCIAL SERVICES - 2.0%
28,000	Perella Weinberg Partners	543,760
10,883	Piper Sandler Companies	3,024,821
		3,568,581
	INSURANCE - 2.0%
79,357	Baldwin Insurance Group, Inc. (The)(a)	3,397,273

	LEISURE FACILITIES & SERVICES - 1.3%
37,193	Cheesecake Factory, Inc. (The)	2,330,513

	LEISURE PRODUCTS - 1.8%
102,039	Yeti Holdings, Inc.(a)	3,216,269

	MACHINERY - 1.7%
13,969	Alamo Group, Inc.	3,050,550

TIMOTHY PLAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 85.0% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 3.3%
49,484	CONMED Corporation	$2,577,127
33,964	Merit Medical Systems, Inc.(a)	3,174,954
		5,752,081
	OFFICE REIT - 1.7%
105,446	COPT Defense Properties	2,908,201

	OIL & GAS PRODUCERS - 6.2%
7,728	Gulfport Energy Corporation(a)	1,554,642
71,139	Infinity Natural Resources, Inc., Class A(a)	1,302,555
97,174	Northern Oil & Gas, Inc.	2,754,883
65,414	Sitio Royalties Corporation, Class A	1,202,309
122,493	SM Energy Company	3,026,802
68,859	Vital Energy, Inc.(a)	1,107,941
		10,949,132
	OIL & GAS SERVICES & EQUIPMENT - 0.8%
50,696	Thermon Group Holdings, Inc.(a)	1,423,544

	REAL ESTATE INVESTMENT TRUSTS - 5.1%
188,095	Plymouth Industrial REIT, Inc.	3,020,805
78,456	PotlatchDeltic Corporation	3,010,357
160,644	Urban Edge Properties	2,997,617
		9,028,779
	RETAIL - DISCRETIONARY - 5.2%
64,024	Academy Sports & Outdoors, Inc.	2,868,915
9,601	Boot Barn Holdings, Inc.(a)	1,459,352
28,750	GMS, Inc.(a)	3,126,563
20,802	Sonic Automotive, Inc., Class A	1,662,704
		9,117,534
	RETAIL REIT - 1.7%
109,758	Four Corners Property Trust, Inc.	2,953,588

	SEMICONDUCTORS - 3.0%
48,576	Rambus, Inc.(a)	3,109,836

TIMOTHY PLAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 85.0% (Continued)
	SEMICONDUCTORS - 3.0% (Continued)
106,744	Veeco Instruments, Inc.(a)	$2,169,038
		5,278,874
	SOFTWARE - 4.4%
54,739	Blackline, Inc.(a)	3,099,322
24,854	Donnelley Financial Solutions, Inc.(a)	1,532,249
124,923	Verra Mobility Corporation(a)	3,171,795
		7,803,366
	TRANSPORTATION & LOGISTICS - 1.4%
32,200	ArcBest Corporation	2,479,722

	TRANSPORTATION EQUIPMENT - 1.8%
73,318	Blue Bird Corporation(a)	3,164,405

	TOTAL COMMON STOCKS (Cost $143,607,927)	149,575,768

	EXCHANGE-TRADED FUND — 12.8%
	EQUITY - 12.8%
580,000	Timothy Plan US Small Cap Core ETF(b)	22,434,400

	TOTAL EXCHANGE-TRADED FUND (Cost $14,834,080)	22,434,400

	SHORT-TERM INVESTMENT — 2.0%
	MONEY MARKET FUND - 2.0%
3,622,067	Fidelity Investments Money Market Government Portfolio, Class I, 4.18%(c) (Cost $3,622,067)	3,622,067

	TOTAL INVESTMENTS - 99.8% (Cost $162,064,074)	$175,632,235
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	266,172
	NET ASSETS - 100.0%	$175,898,407

ETF	- Exchange-Traded Fund

LTD	- Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Investment in affiliate.

(c)	Rate disclosed is the seven day effective yield as of June 30, 2025.

TIMOTHY PLAN SMALL/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 94.2%
	AEROSPACE & DEFENSE - 1.9%
999	TransDigm Group, Inc.	$1,519,119

	BANKING - 7.6%
110,819	First Horizon Corporation	2,349,363
12,924	Pinnacle Financial Partners, Inc.	1,426,939
18,974	Wintrust Financial Corporation	2,352,396
		6,128,698
	BIOTECH & PHARMA - 1.1%
3,118	United Therapeutics Corporation(a)	895,957

	CONSTRUCTION MATERIALS - 1.9%
29,969	Amrize Ltd.(a)	1,484,964

	DATA CENTER REIT - 2.2%
9,963	Digital Realty Trust, Inc.	1,736,850

	ELECTRIC UTILITIES - 3.6%
14,779	Vistra Corporation	2,864,318

	ELECTRICAL EQUIPMENT - 9.2%
34,452	Amphenol Corporation, Class A	3,402,135
16,837	Itron, Inc.(a)	2,216,254
13,172	Vertiv Holdings Company, Class A	1,691,417
		7,309,806
	ENGINEERING & CONSTRUCTION - 8.7%
4,755	Comfort Systems USA, Inc.	2,549,679
11,108	MasTec, Inc.(a)	1,893,136
6,800	Quanta Services, Inc.	2,570,944
		7,013,759
	HEALTH CARE FACILITIES & SERVICES - 1.3%
11,488	GeneDx Holdings Corporation(a)	1,060,457

	INDUSTRIAL SUPPORT SERVICES - 4.3%
34,922	Fastenal Company	1,466,724

TIMOTHY PLAN SMALL/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 94.2% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 4.3% (Continued)
2,655	United Rentals, Inc.	$2,000,277
		3,467,001
	LEISURE FACILITIES & SERVICES - 3.0%
5,146	Domino’s Pizza, Inc.	2,318,788

	MEDICAL EQUIPMENT & DEVICES - 13.2%
7,529	Insulet Corporation(a)	2,365,461
25,931	Lantheus Holdings, Inc.(a)	2,122,712
7,274	Masimo Corporation(a)	1,223,632
23,376	Merit Medical Systems, Inc.(a)	2,185,188
15,930	Natera, Inc.(a)	2,691,215
		10,588,208
	OIL & GAS PRODUCERS - 4.5%
11,039	Cheniere Energy, Inc.	2,688,217
6,698	Diamondback Energy, Inc.	920,305
		3,608,522
	RETAIL - DISCRETIONARY - 2.3%
14,539	Ross Stores, Inc.	1,854,886

	SEMICONDUCTORS - 7.3%
46,722	Marvell Technology, Inc.	3,616,283
3,031	Monolithic Power Systems, Inc.	2,216,813
		5,833,096
	SOFTWARE - 5.9%
7,895	Manhattan Associates, Inc.(a)	1,559,026
7,436	MongoDB, Inc.(a)	1,561,486
5,208	Zscaler, Inc.(a)	1,634,999
		4,755,511
	TECHNOLOGY HARDWARE - 7.6%
23,048	Seagate Technology Holdings plc	3,326,518
57,777	Super Micro Computer, Inc.(a)	2,831,651
		6,158,169
	TECHNOLOGY SERVICES - 6.5%
3,952	CACI International, Inc., Class A(a)	1,883,919

TIMOTHY PLAN SMALL/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 94.2% (Continued)
	TECHNOLOGY SERVICES - 6.5% (Continued)
5,176	Coinbase Global, Inc., Class A(a)	$1,814,136
2,619	MSCI, Inc.	1,510,482
		5,208,537
	WHOLESALE - DISCRETIONARY - 2.1%
46,545	LKQ Corporation	1,722,630

	TOTAL COMMON STOCKS (Cost $63,321,160)	75,529,276

	SHORT-TERM INVESTMENT — 5.8%
	MONEY MARKET FUND - 5.8%
4,682,836	Fidelity Investments Money Market Government Portfolio, Class I, 4.18%(b) (Cost $4,682,836)	4,682,836

	TOTAL INVESTMENTS - 100.0% (Cost $68,003,996)	$80,212,112
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(5,701)
	NET ASSETS - 100.0%	$80,206,411

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2025.

TIMOTHY PLAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 64.6%
	EQUITY - 64.6%
68,000	Timothy Plan High Dividend Stock ETF(a)	$2,570,400
199,456	Timothy Plan International ETF(a)	6,441,212
68,800	Timothy Plan Market Neutral ETF(a)	1,654,124
162,000	Timothy Plan US Large/Mid Cap Core ETF(a)	7,273,621
101,423	Timothy Plan US Small Cap Core ETF(a)	3,923,042
	TOTAL EXCHANGE-TRADED FUNDS (Cost $18,337,209)	21,862,399

	OPEN END FUNDS — 34.0%
	EQUITY - 13.2%
304,485	Timothy Plan International Fund, Class A(a)	4,460,711

	FIXED INCOME - 20.8%
553,810	Timothy Plan Fixed Income Fund, Class A(a)	5,045,208
222,014	Timothy Plan High Yield Bond Fund, Class A(a)	2,009,231
		7,054,439

	TOTAL OPEN END FUNDS (Cost $11,252,388)	11,515,150

	SHORT-TERM INVESTMENT — 1.5%
	MONEY MARKET FUND - 1.5%
495,392	Fidelity Investments Money Market Government Portfolio, Class I, 4.18%(b) (Cost $495,392)	495,392

	TOTAL INVESTMENTS - 100.1% (Cost $30,084,989)	$33,872,941
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(36,905)
	NET ASSETS - 100.0%	$33,836,036

ETF	- Exchange-Traded Fund

(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2025.